Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Share-based compensation expenses	¥ 4,726	¥ 2,999	¥ 4,804
Share Incentive Plan | Employee and non-employee
Share-based compensation
Number of ordinary shares available for future grants	211,980,037	213,472,791
Cost of revenues
Share-based compensation
Share-based compensation expenses	¥ 87	¥ 80	133
Fulfillment
Share-based compensation
Share-based compensation expenses	473	424	697
Marketing
Share-based compensation
Share-based compensation expenses	313	273	426
Research and development
Share-based compensation
Share-based compensation expenses	1,144	599	859
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 2,709	¥ 1,623	¥ 2,689